Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Percentage of state tax	4.35%	4.35%
Valuation allowance	$ 167,200
Taxable income	6,222,000
Net operating loss carryforwards	$ 6,222,084
Percentage of taxable income	80.00%
Transactions points percentage	50.00%
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Percentage of state tax	25.35%